Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[2]
Segment Reporting Information [Line Items]
Assets	$ 1,825,843	$ 1,717,209	[1]
Ireland
Segment Reporting Information [Line Items]
Assets	766,120	663,060
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	337,062	343,733
United States
Segment Reporting Information [Line Items]
Assets	651,160	641,769
Other
Segment Reporting Information [Line Items]
Assets	$ 71,501	$ 68,647

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.